Property and Equipment, Net (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Property and Equipment, Net [Abstract]
Depreciation expenses	$ 820,441	$ 104,516	$ 276,041	$ 685,245	$ 88,217	$ 33,091